Borrowings - Summary of Non-current and Current Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	€ 628,938	€ 664,751
Repayments	(159,719)	(160,210)
Proceeds	0	123,570
Other	1,836	827
At end of period	471,055	628,938
Non-current	184,880	471,646
Current	286,175	157,292
Committed loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	578,213	613,415
Repayments	(109,422)	(56,029)
Proceeds	0	20,000
Other	1,836	827
At end of period	470,627	578,213
Non-current	184,661	470,934
Current	285,966	107,279
Other Financial Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	50,725	51,336
Repayments	(50,297)	(104,181)
Proceeds	0	103,570
Other	0	0
At end of period	428	50,725
Non-current	219	712
Current	€ 209	€ 50,013